Segments And Nature Of The Business (Tables)	12 Months Ended
Dec. 31, 2013
Segments And Nature Of The Business [Abstract]
Service Revenues And Sales And After-Tax Earnings By Business Segment

	For the Years Ended December 31,
	2013	2012	2011
Revenues by Type of Service
VITAS
Routine homecare	$791,735	$778,776	$718,658
Continuous care	155,409	172,063	158,466
General inpatient	104,968	114,494	110,742
Medicare cap	(6,999)	1,704	(1,594)
Total segment	1,045,113	1,067,037	986,272
Roto-Rooter
Sewer and drain cleaning	141,283	138,500	138,932
Plumbing repair and maintenance	172,002	172,310	177,363
Independent contractors	33,030	28,522	26,711
HVAC repair and maintenance	-	1,109	3,410
Other products and services	21,901	22,565	23,282
Total segment	368,216	363,006	369,698
Total service revenues and sales	$1,413,329	$1,430,043	$1,355,970
Aftertax Segment Earnings/(Loss)
VITAS	$76,144	$86,577	$80,358
Roto-Rooter	29,243	30,905	34,879
Total	105,387	117,482	115,237
Corporate	(28,160)	(28,178)	(29,258)
Net income	$77,227	$89,304	$85,979
Interest Income
VITAS	$5,038	$3,883	$4,293
Roto-Rooter	2,096	1,647	2,176
Total	7,134	5,530	6,469
Corporate	56	76	91
Intercompany eliminations	(6,343)	(4,797)	(6,134)
Total interest income	$847	$809	$426
Interest Expense
VITAS	$182	$233	$229
Roto-Rooter	322	433	358
Total	504	666	587
Corporate	14,531	14,057	13,301
Total interest expense	$15,035	$14,723	$13,888
Income Tax Provision
VITAS	$46,910	$53,092	$48,835
Roto-Rooter	17,560	18,770	21,353
Total	64,470	71,862	70,188
Corporate	(17,868)	(15,347)	(15,611)
Total income tax provision	$46,602	$56,515	$54,577
Identifiable Assets
VITAS	$518,316	$519,555	$504,677
Roto-Rooter	241,679	224,735	212,234
Total	759,995	744,290	716,911
Corporate	133,706	115,336	78,994
Total identifiable assets	$893,701	$859,626	$795,905
Additions to Long-Lived Assets
VITAS	$16,219	$24,735	$24,298
Roto-Rooter	15,202	16,132	9,426
Total	31,421	40,867	33,724
Corporate	160	285	72
Total additions to long-lived assets	$31,581	$41,152	$33,796

	For the Years Ended December 31,
	2013	2012	2011
Depreciation and Amortization
VITAS	$20,251	$19,043	$18,480
Roto-Rooter	9,621	9,029	8,729
Total	29,872	28,072	27,209
Corporate	2,516	2,449	2,290
Total depreciation and amortization	$32,388	$30,521	$29,499